Goodwill - Schedule of Changes in Goodwill (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of reconciliation of changes in goodwill [abstract]
Goodwill at beginning of period	$ 12,400,743	$ 12,872,387
Foreign currency exchange differences	467,379	(471,644)
Goodwill at end of period	$ 12,868,122	$ 12,400,743